Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 81	$ 19,610,631	$ (10,931,554)		$ 8,679,158
Beginning balance, shares at Dec. 31, 2020		8,093,199
Common stock issued for services			181,163			181,163
Common stock issued for services, shares		37,905
Warrants exercised for cash		$ 1	15,000			15,001
Warrants exercised for cash, shares		5,000
Warrants expense			21,640			21,640
Option exercised for cash			1,821			1,821
Options exercised for cash, shares		30,353
Options expense			187,273			187,273
Net loss				(5,315,883)		(5,315,883)
Ending balance, value at Dec. 31, 2021		$ 82	20,017,528	(16,247,437)		3,770,173
Ending balance, shares at Dec. 31, 2021		8,166,457
Common stock issued for services		$ 2	254,104			254,106
Common stock issued for services, shares		292,667
Warrants exercised for cash		$ 0	875			875
Warrants exercised for cash, shares		14,584
Options expense			79,163			79,163
Net loss				(3,472,099)	(437,769)	(3,909,868)
Capital Contributions					792,500	792,500
Capital Distribution					(775,000)	(775,000)
Common stock issued for placement, net issuance costs		$ 15	130,903			130,918
Common stock issued for placement, net issuance costs, shares		920,000
Ending balance, value at Dec. 31, 2022		$ 99	$ 20,482,573	$ (19,719,536)	$ (420,269)	$ 342,867
Ending balance, shares at Dec. 31, 2022		9,393,708